SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Net Revenues by Geographic Region

The following table summarizes the Group’s net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Japan	248,047	1,179,308	1,122,108	180,851
The PRC	382,469	539,866	817,753	131,798
Germany	1,489,499	694,148	693,423	111,760
United Kingdom	15,491	115,289	549,686	88,593
USA	513,163	421,473	530,092	85,435
South Korea	260,887	218,844	512,889	82,663
Canada	1,506	187,343	248,752	40,092
Turkey	—	—	108,936	17,557
Belgium	44,941	57,719	86,518	13,944
India	263,228	84,310	58,210	9,382
Israel	170	24,536	30,265	4,878
Guatemala	—	—	21,851	3,522
Australia	27,773	59,317	19,064	3,073
France	62,507	35,155	9,449	1,523
Malaysia	251	48,882	6,163	993
Netherlands	—	90,741	1,129	182
Thailand	189	19,259	946	151
Greece	80,381	16,384	717	116
Spain	7,043	63,075	706	113
Italy	149,196	14,113	55	9
Portugal	22,252	62,420	—	—
South Africa	814	728,960	—	—
Others	108,573	64,550	18,267	2,944

Total net revenue	3,678,380	4,725,692	4,836,979	779,579

Total Net Revenue by Major Customers

The customers that accounted for 10% or more of total net revenue for the year ended December 31, 2013 and 2014 are as follows:

	For the year ended December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Q.Cells Japan	1,179,308	1,122,108	180,851
Vogt Solar Ltd.	*	539,259	86,913
Q.Cells Korea	*	515,441	83,074
Q.Cells GmbH	*	509,388	82,099

*	Less than 10%